CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Noncontrolling Interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2013	¥ 182		¥ 2,315,083	¥ 539,872	¥ (39,384)	¥ 12,038		¥ 2,827,791
Balance (in shares) at Dec. 31, 2013 | shares	247,551,999
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 2		20,851					20,853
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	3,144,224
Issuance of ordinary shares in exchange of service			2,000					2,000
Issuance of ordinary shares in exchange of service (in shares) | shares	51,032
Share-based compensation			31,937					31,937
Excess tax benefit from share-based compensation			11,697					11,697
Noncontrolling interest recognized in connection with acquisitions						25		25
Net income				307,348		(4,957)		302,391
Unrealized securities holding gains (loss), net of tax					28,458			28,458
Dividend paid to noncontrolling interest holders						(5,357)		(5,357)
Foreign currency translation adjustments					(1,082)			(1,082)
Balance at Dec. 31, 2014	¥ 184		2,381,568	847,220	(12,008)	1,749		3,218,713
Balance (in shares) at Dec. 31, 2014 | shares	250,747,255
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 2		23,158					23,160
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	3,231,068
Share-based compensation			52,535					52,535
Excess tax benefit from share-based compensation			12,838					12,838
Noncontrolling interest recognized in connection with acquisitions						8,264		8,264
Net income				436,600		2,780		439,380
Unrealized securities holding gains (loss), net of tax					68,069			68,069
Dividend paid to noncontrolling interest holders						(4,604)		(4,604)
Capital contribution from noncontrolling interest holders						2,450		2,450
Repurchase of shares		¥ (107,331)						(107,331)
Repurchase of shares (in shares) | shares		(3,096,764)
Cash dividends declared				(276,261)				(276,261)
Foreign currency translation adjustments					3,535			3,535
Balance at Dec. 31, 2015	¥ 186	¥ (107,331)	2,470,099	1,007,559	59,596	10,639		¥ 3,440,748
Balance (in shares) at Dec. 31, 2015 | shares	253,978,323						253,978,323	253,978,323
Treasury shares, balance (in shares) at Dec. 31, 2015 | shares		(3,096,764)					(3,096,764)	(3,096,764)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 2		10,581					¥ 10,583
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	2,505,264
Issuance of ordinary shares for acquisition	¥ 16		1,143,505					1,143,521
Issuance of ordinary shares for acquisition (in shares) | shares	24,895,543
Share-based compensation			55,436					55,436
Excess tax benefit from share-based compensation			18,645					18,645
Net income				804,615		(8,133)	$ 114,717	796,482
Unrealized securities holding gains (loss), net of tax					16,449		2,369	16,449
Reclassification adjustment of unrealized securities holding gains, net of tax, for gain included in net income					(67,921)		(9,783)	(67,921)
Dividend paid to noncontrolling interest holders						(3,677)		(3,677)
Capital contribution from noncontrolling interest holders			790			44,814		45,604
Dispose of non-controlling interest for deconsolidation						(27,086)		(27,086)
Foreign currency translation adjustments					(12,627)		(1,819)	(12,627)
Balance at Dec. 31, 2016	¥ 204	¥ (107,331)	¥ 3,699,056	¥ 1,812,174	¥ (4,503)	¥ 16,557	$ 780,089	¥ 5,416,157
Balance (in shares) at Dec. 31, 2016 | shares	281,379,130						281,379,130	281,379,130
Treasury shares, balance (in shares) at Dec. 31, 2016 | shares		(3,096,764)					(3,096,764)	(3,096,764)